Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 130,937.4	$ 1,725.8	₨ 124,241.9
Remittances in transit	91,766.3	1,209.5	54,657.2
Accrued expenses	58,522.2	771.3	69,103.2
Accounts payable	152,309.2	2,007.5	143,827.0
Derivatives (see note 23)	74,819.2	986.1	81,880.0
Lease liabilities	78,138.0	1,029.9	70,422.0
Others	94,969.2	1,251.8	86,965.1
Total	₨ 681,461.5	$ 8,981.9	₨ 631,096.4
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Lease liabilities	Lease liabilities	Lease liabilities